SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2025
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

Short-term borrowings were RMB160,981 and RMB187,631 as of December 31, 2024 and 2025, respectively, all of which consisted of borrowings from financial institutions and are repayable within one year. As of December 31, 2025, the Group had an undrawn balance of RMB112,369 under the credit facilities agreement. All of these borrowings were unsecured and accrue interest at an average annual interest rate of 3.67% and 2.69% for the years ended December 31, 2024 and 2025, respectively.

In September 2019, 1 Pharmacy Technology entered into a credit agreement with China Merchant Bank (CMB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. In October 2020, November 2021, December 2022 and December 2023, 1 Pharmacy Technology renewed the credit agreement that allowed 1 Pharmacy Technology to borrow up to RMB200,000 for working capital purposes for another one year and expired on January 2025. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.30%. The borrowings were guaranteed by Yihao Pharmacy. During the years ended December 31, 2024 and 2025, RMB 347,864 and RMB nil were drawn on above credit facility and RMB 495,968 and RMB 49,981 were repaid, with the balance of RMB 49,981 and RMB nil outstanding as of December 31, 2024 and 2025, respectively. The interest rate range for the borrowings in 2024 and 2025 were 3.65% per annum.

In June 2020, 1 Pharmacy Technology entered into a credit agreement with Industrial Bank (IB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China minus 0.35%. In June 2021, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB200,000 for working capital purpose in seven months. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.78%. In November 2022, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB200,000 for working capital purpose in twelve months and the agreement expired on November 13, 2023. In January 2024, 1 Pharmacy Technology entered into a credit agreement with IB for a working capital and committed credit facility of up to RMB130,000, with a twelve-month term and expired January 2025. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.85% in 2022, plus 0.55% in 2023 and plus 0.55% in 2024, respectively. The borrowings in the years ended December 31, 2024 and 2025 were guaranteed by Yihao Pharmacy. During the years ended December 31, 2024 and 2025, RMB50,000 and RMB nil with average interest rate of 2.78% were drawn on this credit facility. RMB20,000 and RMB50,000 were repaid in 2024 and 2025, with the balance of RMB50,000 and RMB nil outstanding as of December 31, 2024 and 2025, respectively.

8.SHORT-TERM BORROWINGS (Continued)

In September 2022, 1 Pharmacy Technology obtained loans from Shanghai Pudong Development Bank. The borrowing was guaranteed by Yihao Pharmacy and the agreement expired on September 2024. In March 2025, 1 Pharmacy Technology entered into a credit agreement with Shanghai Pudong Development Bank which provides committed credit facility up to RMB100,000, which are guaranteed through March 2030. In October 2024, 1 Pharmacy Technology entered into a committed credit facility with Shanghai Pudong Development Bank that allows 1 Pharmacy Technology to borrow up to RMB30,000 for working capital purpose till March 2025. Subsequently, in March 2025 and September 2025, 1 Pharmacy Technology renewed the committed credit facility with Shanghai Pudong Development Bank to borrow up to RMB50,000 for working capital purpose on a half yearly basis till June 2026. The credit facility was guaranteed by Yihao Pharmacy. During the years ended December 31, 2024 and 2025, RMB30,000 and RMB130,000 with average interest rate of 2.45% and 2.65%, respectively, were obtained. RMB50,000 and RMB80,000 were repaid in 2024 and 2025, with the balance of RMB30,000 and RMB80,000 outstanding as of December 31, 2024 and 2025, respectively.

In March 2023, the Group entered a revolving credit facility with China CITIC Bank that allows the Group to borrow up to RMB20,000 for working capital purpose till December 31, 2023. In October 2025, the Group entered a revolving credit facility with China CITIC Bank that allows the Group to borrow up to RMB30,000 for working capital purpose till October 2028. The credit facility was guaranteed by Yihao Pharmacy. During the year ended December 31, 2024 and 2025, RMB nil and RMB10,000 with annual interest rate of 2.40% were obtained. RMB19,990 and RMB nil were repaid in 2024 and 2025, with the balance of RMB nil and RMB10,000 outstanding as of December 31, 2024 and 2025, respectively.

In December 2024, the Group secured committed credit facilities with Bank of Ningbo Co., Ltd. that allows the Group to borrow up to RMB50,000 for working capital purpose till December 2025. Subsequently, the Group renewed the credit committed credit facilities with Bank of Ningbo Co., Ltd. for another year till December 2026. The credit facilities were guaranteed by Yihao Pharmacy. During the year ended December 31, 2024 and 2025, RMB31,000 with annual interest rate of 3.00% and RMB100,000 with annual interest rate of 2.85% were obtained respectively,and RMB nil and RMB81,000 were repaid in 2024 and 2025, with the balance of RMB31,000 and RMB50,000 outstanding as of December 31, 2024 and 2025, respectively.

In January 2025, the Group entered credit agreement with Bank of Communications which provides a revolving credit facility that allows the Group to borrow up to RMB30,000 for working capital purpose in one year till January 2026. The borrowings were guaranteed by Yihao Pharmacy. During the year ended December 31, 2025, RMB30,000 with annual interest rate of 3.40% were obtained, with the balance RMB30,000 outstanding as of December 31, 2025.

In October 2025, the Group entered credit agreement with China Everbright Bank which provides a revolving credit facility that allows the Group to borrow up to RMB80,000 for working capital purpose in one year till October 2026. The borrowings were guaranteed by Yihao Pharmacy. During the year ended December 31, 2025, RMB10,000 with annual interest rate of 2.85% were obtained, with the balance RMB10,000 outstanding as of December 31, 2025.

In December 2025, the Group entered credit agreement with Guangdong Huaxing Bank which provides a revolving credit facility that allows the Group to borrow up to RMB10,000 for working capital purpose till September 2026. The borrowings were guaranteed by 1 Pharmacy Technology. During the year ended December 31, 2025, RMB7,631 with annual interest rate of 3.00% were obtained, with the balance RMB7,631 outstanding as of December 31, 2025.

As of December 31, 2025, the Group is in compliance of the financial covenants.